SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 456,751	$ 563,131	[1]	$ 6,776,116
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment				1,486,718
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment				3,412,156
Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,153	2,153
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment				49,642
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	147,324	152,837		207,488
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	33,261	51,842
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	47,414	62,038		6,759
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	7,718	24,716
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	26,156	38,881
Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	11,833	16,594
Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	180,892	214,070		$ 58,508
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	13,243,164	13,144,480
Impairment on assets	(7,107,504)	(7,107,504)
ERL Spin off	(109,698)
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,488,213	1,486,718
Impairment on assets	(1,486,718)	(1,486,718)
ERL Spin off	(1,495)
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,541,374	4,541,374
Impairment on assets	(3,252,060)	(3,252,060)
ERL Spin off
Gross carrying amount [member] | Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	5,136,738	5,136,738
Impairment on assets	(2,134,654)	(2,134,654)
ERL Spin off
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	149,422	147,887
Impairment on assets	(55,690)	(55,690)
ERL Spin off	(1,535)
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	662,706	647,046
Impairment on assets	(108,736)	(108,736)
ERL Spin off	(15,661)
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	400,756	384,643
Impairment on assets	(12,808)	(12,808)
ERL Spin off	(20,025)
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	100,106	99,739
Impairment on assets	(7,975)	(7,975)
ERL Spin off	(367)
Gross carrying amount [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	143,141	142,100
Impairment on assets	(3,589)	(3,589)
ERL Spin off	(18,039)
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	62,689	53,661
Impairment on assets
ERL Spin off	8,810
Gross carrying amount [member] | Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	16,594	16,594
Impairment on assets
ERL Spin off
Gross carrying amount [member] | Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	541,425	487,980
Impairment on assets	(45,274)	(45,274)
ERL Spin off	(61,386)
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(5,569,211)	(5,473,845)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,289,314)	(1,289,314)
Accumulated depreciation and amortisation [member] | Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,999,931)	(2,999,931)
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(92,197)	(92,197)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(390,985)	(385,473)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(334,662)	(319,993)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(44,350)	(29,726)
Accumulated depreciation and amortisation [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(113,795)	(113,795)
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(45,343)	(14,780)
Accumulated depreciation and amortisation [member] | Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(4,761)
Accumulated depreciation and amortisation [member] | Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (253,873)	$ (228,636)

[1]	Restatement details in Note 2